Net Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Net Loss Per Share
Net Loss Per Share

(13) Net Loss Per Share

The Company reported net losses for the three months and nine months ended September 30, 2022 and 2021, respectively. Basic and diluted net loss per share attributable to common stockholders are the same for all periods because shares issuable in connection with Contingent Securities have been excluded from the computation of diluted weighted-average shares outstanding. The effect of their inclusion would have been antidilutive.

The following table sets forth the computation of basic and diluted loss per share:

	Three months ended		Nine months ended
	September 30,		September 30,
	2022	2021	2022	2021
Basic loss per share
Net loss	$(4,289,610)	$(2,329,706)	$(12,430,912)	$(4,044,140)
Weighted-average common shares outstanding	12,977,234	11,526,514	12,977,234	6,932,982
Net loss per share	$(0.33)	$(0.20)	$(0.96)	$(0.58)

Diluted loss per share
Net loss	$(4,289,610)	$(2,329,706)	$(12,430,912)	$(4,044,140)
Weighted-average common shares outstanding	14,651,841	12,611,893	14,651,841	7,844,750
Net loss per share	$(0.29)	$(0.18)	$(0.85)	$(0.52)

Shares issuable upon the exercise of stock options shown in the computation of diluted earnings (loss) per weighted-average share outstanding are assumed as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Shares issuable on exercise of:
Vested options	1,362,107	824,962	1,362,107	824,962
Underwriter warrants	312,500	260,417	312,500	86,806

(13) Net Loss Per Share

The Company reported net losses for the years ended December 31, 2021 and 2020. Basic and diluted net loss per share attributable to common stockholders are the same for all periods in which the Company reported losses because inclusion of shares issuable on conversion of all convertible promissory notes, upon exercise of all warrants, and upon exercise of vested stock options into the computation of diluted weighted-average shares outstanding would have an antidilutive impact.

The following table sets forth the computation of basic and diluted net earnings (loss) per share:

	Years Ended
	December 31,
	2021	2020
Basic and diluted net loss per share
Numerator
Net loss	$(6,843,399)	$(2,343,893)
Denominator
Weighted-average common shares outstanding	8,425,880	4,636,216
Net loss per share	$(0.81)	$(0.51)